Label	Element	Value
Innovator U.S. Equity Buffer ETF - March | SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: 5.09 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.80%
Innovator U.S. Equity Buffer ETF - March | SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: 508.09 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Innovator U.S. Equity Buffer ETF - March | SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: 462.35 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Innovator U.S. Equity Buffer ETF - March | SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: 600.80 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)